Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2016
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

10. Common Stock and Additional Paid-in Capital:
General
The Company's authorized capital stock consisted of 1,000,000,000 common shares and 500,000,000 preferred shares par value $0.01 per share.
All Company's common stock has equal voting rights and participates equally in dividend distribution.
Dividends:
In March 2015 and in May 2015, the Company paid dividends of $0.19 per common share to its shareholders, with respect to the quarters ended December 31, 2014 and March 31, 2015, respectively.
Issuance of common shares
On June 8, 2015, the Company successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share, resulting in proceeds of $194,134, after deducting placement fees. As part of the offering, Mr. George Economou, the Company's Chairman and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price.
Treasury stock
During the year ended December 31, 2015, the Company exchanged the $120,000 Exchangeable Promissory Note for an aggregate amount of 22,222,222 of the Company's shares owned by Dryships (Note 3). These shares were not retired and are held as treasury stock.
On April 5, 2016, the Company's unrestricted subsidiary, Ocean Rig Investments Inc., purchased 56,079,533 shares of the Company's common stock previously held by DryShips (Note 3). These shares were not retired and are treated as treasury stock for accounting purposes since under U.S. GAAP the parent's shares purchased by a subsidiary are treated as treasury shares. The Company is incorporated in the Cayman Islands. Under Cayman Islands law, shares of a parent company held by a subsidiary company are not characterized as treasury shares, are entitled to vote and be counted in determining the total number of outstanding shares in the Company.
Restricted stock awards
On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.
The Company's Compensation Committee approved the grant of the following restricted stock awards. The shares for these awards vest over a period of three years and the stock-based compensation is being recognized to expenses over the vesting period and is based on the fair value of the Ocean Rig shares on the grant date of each award.
On August 19, 2014, the grant of 150,000 shares with fair value of $18.37 to Azara;
On December 30, 2014, the grant of 300,000 shares with fair value of $9.46 to Azara;
As of June 30, 2016, 370,250 shares have vested.
On May 17, 2016, the Company's Compensation Committee approved the discontinuance of the granting of stock awards to the employees of the Company. Following the approval, all the Company's restricted stock awards (apart from the above) were cancelled.
A summary of the status of Ocean Rig's non-vested shares as of June 30, 2016 and the movement during the six-month period then ended, is presented below.
	Number of non-vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2015	405,298	10.80
Forfeited	(155,298)	10.08
Balance June 30, 2016	250,000	11.24

As of December 31, 2015 and June 30, 2016, there was $2,299 and $906 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of 2 years. The amounts of $ 2,381 and $915  represent the stock based compensation expense for each period accordingly and are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the periods ended June 30, 2015 and 2016, respectively.